Investment Properties - Summary of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Beginning balance	$ 9,804
Depreciation expense	(45)		$ (44)	$ (42)
Impairment loss	0	$ 0	(9)	(29)
Reversal of impairment loss			107	83
Ending balance	9,805	$ 320	9,804
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	10,780		10,663	10,662
Additions	54		18	1
Reclassification	328		99
Ending balance	11,162		10,780	10,663
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(976)		(1,000)	(1,041)
Depreciation expense	(45)		(44)	(42)
Impairment loss	(336)		(9)	(29)
Reclassification			(39)
Reversal of impairment loss			107	83
Ending balance	(1,357)		(976)	(1,000)
Beginning balance, net	9,804		9,663
Ending balance, net	$ 9,805		$ 9,804	$ 9,663